Roll-Forward of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Income Tax Contingency [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 4,193	¥ 11,639
Gross amount of increases related to positions taken during prior years	117	3,394
Gross amount of increases related to positions taken during the current year	20
Amount of decreases related to settlements	(2,218)	(10,306)
Foreign exchange adjustments	(283)	(534)
Total unrecognized tax benefits at end of fiscal year	¥ 1,829	¥ 4,193